SHARE OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
SHARE OPTIONS AND WARRANTS
Summary of options and warrants over Ordinary Shares have been granted by the company and are outstanding

				Number of	Number of
				options/warrants	options/warrants
			Exercise	outstanding	exercisable
Options/ Warrants	Grant Date	Expiry date	Price	2021 ‘000	2021 ‘000
Warrants	15 January 2021	15 January 2031	£1.25	240	240
Warrants	19 April 2021	19 March 2024	£1.35	224	149
Warrants	19 January 2021	18 January 2026	£0.87	110	110
Warrants	17 June 2021	1 March 2024	£1.50	22	22
Options	25 July 2018	25 July 2024	£0.16	1,000	1,000
Options	17 July 2019	16 July 2024	£0.16	537	357
Options	5 February 2020	4 February 2030	£0.07	2,254	1,937
Options	5 February 2020	4 February 2030	£0.07	3,700	3,463
Options	3 February 2021	2 February 2031	£0.94	232	106
Options	27 June 2021	26 June 2031	£1.35	500	83
Options	24 June 2021	23 June 2031	£1.26	1,000	167
Options	1 July 2021	30 June 2031	£1.16	500	83
Options	13 July 2021	12 July 2031	£1.00	1,000	167
Options	22 September 2021	22 September 2031	£1.57	5,000	479
Options	17 December 2021	16 December 2031	£0.86	870	12
Options	23 November 2021	23 November 2031	£1.30	500	14
				17,689	8,389

	Number of	Weighted
	options and	average exercise
	warrants ‘000	price £
At 1 January 2021	41,776	0.12
Granted	10,698	1.63
Exercised	(34,351)	0.12
Lapsed	(434)	0.95
Outstanding at 31 December 2021	17,689	0.81
Exercisable at 31 December 2021	7,596	0.26

	Number of	Weighted
	options and	average exercise
	warrants ‘000	price £
At 1 January 2020	45,037	0.14
Granted	11,400	0.07
Exercised	(9,686)	0.16
Lapsed	(4,975)	0.16
Outstanding at 31 December 2020	41,776	0.13
Exercisable at 31 December 2020	34,439	0.13

Summary of fair value of options and warrants determined using the Black-Scholes option pricing model

Grant date	Grant date share price	Exercise price	Volatility	Life	Risk Free interest rate %	Marketability discount
25 July 2018	0.08	0.16	40%	6 years	0.01	75%
17 July 2019	0.09	0.16	40%	6 years	0.01	90%
5 February 2020	0.07	0.07	40%	6 years	0.01	0%
15 January 2021	1.07	1.25	112%	10 years	0.01	0%
19 January 2021	0.94	0.87	112%	5 years	0.01	0%
3 February 2021	0.94	0.94	112%	10 years	0.01	0%
19 April 2021	1.35	1.35	112%	3 years	0.01	0%
17 June 2021	1.35	1.50	112%	3 years	0.01	0%
24 June 2021	1.26	1.26	112%	10 years	0.01	0%
27 June 2021	1.35	1.35	112%	10 years	0.01	0%
1 July 2021	1.23	1.16	112%	10 years	0.01	0%
13 July 2021	1.00	1.00	112%	10 years	0.01	0%
22 September 2021	1.57	1.57	112%	10 years	0.01	0%
23 November 2021	1.30	1.30	112%	10 years	0.01	0%